Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 4	$ 6
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	2
Caribbean [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	2
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax capital loss carryforwards	$ 0	$ 0